Note 9 - Segmented Information (Detail) - Customer who had over 10% of the outstanding net receivables (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
June 30, 2012 (in Dollars)	$ 2,469	$ 8,393	$ 2,682
June 30, 2012	1	1	3
June 30, 2012	11.00%	71.00%	37.00%